Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

Note 3 - Fair Value Measurements

Financial Accounting Standards Board Accounting Standards Codification 820 (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also established a fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs to the valuation methodology include:

•
Quoted prices for similar assets or liabilities in active markets;
•
Quoted prices for identical or similar assets or liabilities in inactive markets;
•
Inputs other than quoted prices that are observable for the asset or liability; and
•
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds (including money market mutual funds) – Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Common stock – Valued at the closing price reported on the active market on which the individual securities are traded.

Self-directed brokerage account – Account primarily consists of mutual funds, common stock, and corporate bonds. Mutual funds are valued at the daily closing price as reported by the fund. These funds are required to publish their daily NAV and to transact at that price and are deemed to be actively traded. Common stock is valued at the closing price reported on the active market on which the individual securities are traded. Corporate bonds are valued using observable market inputs, including benchmark yields, credit spreads, and other market data.

Collective investment trust – Valued at the NAV of the fund’s underlying investments held at year end. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the observable market prices of the underlying investments within the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Money market fund	$1,673,686	$—	$—	$1,673,686
Mutual funds	82,918,520	—	—	82,918,520
Common stock	36,894	—	—	36,894
Self-directed brokerage account	650,033	216,218	—	866,251
	$85,279,133	$216,218	$—	85,495,351
Collective investment trust measured at net asset value (a)				4,247,857
Total Investments at fair value				$89,743,208

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Money market fund	$1,300,554	$—	$—	$1,300,554
Mutual funds	68,042,027	—	—	68,042,027
Self-directed brokerage account	528,817	177,248	—	706,065
	$69,871,398	$177,248	$—	70,048,646
Collective investment trust measured at net asset value (a)				4,932,973
Total Investments at fair value				$74,981,619

(a)
Restrictions - In accordance with FASB ASC Subtopic 820-10, certain investments that are measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.